Business Combination - Summary of Unaudited Pro Forma Revenues and Net (Loss)/Income (Details) - MGO - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Revenues	$ 16,579,054	$ 18,539,661
Net income/ (loss)	$ 252,414	$ (2,435,342)